Long-term provisions (Details) R in Millions	12 Months Ended
Jun. 30, 2023 ZAR (R)
Provisions
Balance at beginning of year	R 18,015
Capitalised to property, plant and equipment	50
Reduction in rehabilitation provision capitalised	(644)
Per the income statement	(718)
additional provisions and changes to existing provisions	120
reversal of unutilised amounts	(36)
effect of change in discount rate	(802)
Notional interest	1,109
Utilised during year (cash flow)	(811)
Translation of foreign operations	260
Foreign exchange differences recognised in income statement	871
Balance at end of year	18,132
Environmental
Provisions
Balance at beginning of year	17,207
Capitalised to property, plant and equipment	50
Reduction in rehabilitation provision capitalised	(644)
Per the income statement	(708)
additional provisions and changes to existing provisions	121
reversal of unutilised amounts	(36)
effect of change in discount rate	(793)
Notional interest	1,099
Utilised during year (cash flow)	(741)
Translation of foreign operations	172
Foreign exchange differences recognised in income statement	858
Balance at end of year	17,293
Other
Provisions
Balance at beginning of year	808
Per the income statement	(10)
additional provisions and changes to existing provisions	(1)
effect of change in discount rate	(9)
Notional interest	10
Utilised during year (cash flow)	(70)
Translation of foreign operations	88
Foreign exchange differences recognised in income statement	13
Balance at end of year	R 839